Basis of presentation and general information (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of subsidiaries [abstract]
Basis of presentation and general information

Company	Country of Incorporation	Vessel Delivery Date	Vessel Name
Globus Shipmanagement Corp.	Marshall Islands	—	— (1)
Devocean Maritime Ltd.	Marshall Islands	—	— (2)
Serena Maritime Limited	Marshall Islands	October 29, 2020	m/v Galaxy Globe
Talisman Maritime Limited	Marshall Islands	July 20, 2021	m/v Power Globe
Argo Maritime Limited	Marshall Islands	June 9, 2021	m/v Diamond Globe
Salaminia Maritime Limited	Marshall Islands	November 29, 2021	m/v Orion Globe
Calypso Shipholding S.A.	Marshall Islands	January 25, 2024	m/v GLBS Hero
Daxos Maritime Limited	Marshall Islands	August 20, 2024	m/v GLBS Might (3)
Paralus Shipholding S.A.	Marshall Islands	September 20, 2024	m/v GLBS Magic (3)
Dulac Maritime S.A.	Marshall Islands	November 19, 2024	m/v GLBS Angel
Domina Maritime Ltd.	Marshall Islands	December 3, 2024	m/v GLBS Gigi
Olympia Shipholding S.A.	Marshall Islands	—	Hull No: S-K192
Thalia Shipholding S.A.	Marshall Islands	—	Hull No: S-3012
Artful Shipholding S.A.	Marshall Islands	—	—
Longevity Maritime Limited	Malta	—	—

(1)	Management Company.
(2)	On February 4, 2025, the Company, through its subsidiary Devocean Maritime Ltd., entered into an agreement to sell the 2007-built River Globe. The vessel was delivered to her new owners on March 17, 2025.
(3)	Subject to sale and bareboat back arrangements which account as financing arrangements (Note 8).